Basis of preparation and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of effect of IFRS 16 adoption on balance sheet	The effect of adoption IFRS 16 as at January 1, 2019 is as follows:

Assets
Right-of-use assets	12,103

Total assets	12,103

Liabilities
Lease liabilities	(12,103)

Total liabilities	(12,103)

Summary of reconciliation of operating lease commitments
The lease liabilities as at January 1, 2019 can be reconciled to the operating lease commitments as of December 31, 2018 as follows:

Operating lease commitments as at December 31, 2018	16,153
Weighted average incremental borrowing rate as at 1 January 2019	9.356%
Discounted operating lease commitments at January 1, 2019	13,608
Less:
Commitments relating to short-term leases	(1,401)
Commitments relating to leases of low-value assets	(104)

Total liabilities as at January 1, 2019	12,103

Summary of movements in right-of-use assets and lease liabilities
Set out below, are the carrying amounts of the Company’s
right-of-use
assets and lease liabilities and the movements during the period:

	Right –of –use assets			Lease liabilities
	Buildings	Plant and machinery	Total
As of January 1, 2019	1,843	10,260	12,103	(12,103)
Additions	873	9,478	10,351	(10,351)
Depreciation (1)	(656)	(5,174)	(5,830)	—
Payments	—	—	—	7,619
Interest expense (2)	—	—	—	(1,932)

As of December 31, 2019	2,060	14,564	16,624	(16,767)

(1)	Include depreciation associated to leases from drilling services incurred is capitalized as work in progress by 1,326.
(2)	Interest expenses of right of use associated to leases from drilling services incurred is capitalized as work in progress by 371.

Summary of equity interest in subsidiaries
The equity interest in the subsidiaries held by the Company at the end of the period/year are set forth below:

Nameof subsidiary	Proportion of ownership interest and voting power held by the Group %				Place of incorporation and operation	Main activity
	December 31, 2019	December 31, 2018	December 31, 2017
Vista Holding I, S.A. de C.V.	100%	100%	—	% (1)	Mexico	Holding
Vista Holding II, S.A. de C.V.	100%	100%	—	% (1)	Mexico	Holding
Vista Holding III, S.A. de C.V. (1)	100%	100%	—%		Mexico	Holding
Vista Holding IV, S.A. de C.V. (1)	100%	—%	—%		Mexico	Holding
Vista Complemento S.A. de C.V. (1)	100%	100%	—%		Mexico	Holding
Vista Oil & Gas Argentina S.A.U. (2)	100%	100%	—%		Argentina	Upstream (3)
APCO Oil & Gas S.A.U. (4)	—%	100%			Argentina	Upstream (3)
APCO Argentina S.A. (4)	—%	100%			Argentina	Holding
Aleph Midstream S.A. (1)(5)	0,27%	100%	—%		Argentina	Services (6)
Aluvional Infraestructura S.A. (1)	100%	100%	—%		Argentina	Mining and Industry

(1)	Companies established after the Initial Business Combination was completed on April 4, 2018.

(2)	Onwards Vista Argentina (Previously known as Petrolera Entre Lomas S.A.)

(3)	Refers to the exploration and production of gas and oil.

(4)	Companies absorbed by Vista Argentina, product of a corporate reorganization process whose effective date was January 1,2019.

(5)	See Note 27.

(6)	Includes operations destined at the collection, treatment, transport and distribution of hydrocarbons and their derivatives.

Summary of useful lives of property plant and equipment
The Company’s remaining items of property, plant and equipment (including any significant identifiable component) are depreciated by the straight-line method based on estimated useful lives, as detailed below:

Buildings	50 years
Vehicles	5 years
Machinery and installations	10 years
Computer equipment	3 years
Equipment and furniture	10 years